Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ReportingUnit	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Goodwill	¥ 3,826,147	¥ 3,888,346	$ 554,739
Goodwill, impairment loss | ¥	¥ 0	¥ 0
Number of reporting unit | ReportingUnit	1